United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Quarter ended 01/31/2011

Item 1.                      Schedule of Investments

Federated Mid-Cap Index Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 97.5%;1
		Consumer Discretionary – 13.5%
40,495	[2]	99 Cents Only Stores	603,375
63,055		Aaron's, Inc.	1,210,025
72,637		Advance Auto Parts, Inc.	4,644,410
79,902	[2]	Aeropostale, Inc.	1,927,236
169,115		American Eagle Outfitters, Inc.	2,445,403
34,640		American Greetings Corp., Class A	752,727
50,243	[2]	AnnTaylor Stores Corp.	1,111,375
59,894		Ascena Retail Group, Inc.	1,623,726
46,327	[2]	Bally Technologies, Inc.	1,896,164
33,861	[3]	Barnes & Noble, Inc.	533,311
26,270		Bob Evans Farms, Inc.	826,980
98,304	[2,3]	BorgWarner, Inc.	6,625,690
48,459	[2,3]	Boyd Gaming Corp.	525,296
79,784		Brinker International, Inc.	1,877,317
56,889	[2]	Career Education Corp.	1,276,589
51,215	[2]	Cheesecake Factory, Inc.	1,511,355
153,597		Chicos Fas, Inc.	1,677,279
26,742	[2]	Chipotle Mexican Grill, Inc.	5,854,359
55,643	[2,3]	Collective Brands, Inc.	1,132,891
33,310	[2]	Deckers Outdoor Corp.	2,444,621
76,595	[2]	Dick's Sporting Goods, Inc.	2,764,314
108,223	[2]	Dollar Tree, Inc.	5,473,919
61,897	[2]	Dreamworks Animation SKG, Inc.	1,737,449
232,386	[2,3]	Eastman Kodak Co.	850,533
134,535		Foot Locker, Inc.	2,402,795
44,414	[2]	Fossil, Inc.	3,155,615
121,297		Gentex Corp.	3,889,995
54,867		Guess ?, Inc.	2,347,210
82,774	[2]	Hanesbrands, Inc.	1,905,457
33,555		Harte-Hanks	418,431
22,628	[2]	ITT Educational Services, Inc.	1,489,827
25,325		International Speedway Corp., Class A	732,652
55,254	[2]	J. Crew Group, Inc.	2,399,129
62,407		KB HOME	926,120
124,810	[2]	LKQ Corp.	3,015,410
49,535	[2]	Lamar Advertising Co.	1,824,869
36,202	[2]	Life Time Fitness, Inc.	1,443,736
32,596		M.D.C. Holdings, Inc.	1,007,542
25,342		Matthews International Corp., Class A	898,120
31,473		Meredith Corp.	1,060,640
48,614	[2]	Mohawk Industries, Inc.	2,700,508
4,875	[2,3]	NVR, Inc.	3,729,375
102,149	[2,3]	New York Times Co., Class A	1,032,726
239,468	[2]	Office Depot, Inc.	1,257,207
26,229	[2]	Panera Bread Co.	2,506,443
1

Principal Amount or Shares			Value
101,632		PetSmart, Inc.	4,089,672
57,357		Phillips Van Heusen Corp.	3,347,928
29,289		Polaris Industries, Inc.	2,252,910
49,783		Regis Corp.	834,363
55,473		Rent-A-Center, Inc.	1,649,767
38,256		Ryland Group, Inc.	680,957
139,054	[2,3]	Saks, Inc.	1,629,713
20,630		Scholastic Corp.	613,330
54,740	[2]	Scientific Games Holdings Corp.	564,917
211,268		Service Corp. International	1,831,694
57,958		Sothebys Holdings, Inc., Class A	2,335,707
11,700	[3]	Strayer Education, Inc.	1,404,000
36,661		Thor Industries, Inc.	1,362,323
33,383	[2]	Timberland Co., Class A	892,328
124,720	[2]	Toll Brothers, Inc.	2,524,333
63,011		Tractor Supply Co.	3,233,094
54,573		Tupperware Brands Corp.	2,496,715
30,411	[2]	Under Armour, Inc., Class A	1,820,402
49,927	[2]	WMS Industries, Inc.	2,094,438
38,462	[2]	Warnaco Group, Inc.	1,964,639
278,176		Wendy's/Arby's Group, Inc.	1,343,590
40,104		Wiley (John) & Sons, Inc., Class A	1,842,779
91,460		Williams-Sonoma, Inc.	2,945,012
		TOTAL	135,224,762
		Consumer Staples – 3.4%
74,173		Alberto-Culver Co.	2,762,944
47,189	[2]	BJ's Wholesale Club, Inc.	2,073,484
61,473		Church and Dwight, Inc.	4,229,957
65,347		Corn Products International, Inc.	3,014,457
60,997	[2]	Energizer Holdings, Inc.	4,436,922
65,474		Flowers Foods, Inc.	1,651,909
100,174	[2,3]	Green Mountain Coffee, Inc.	3,363,843
59,708	[2]	Hansen Natural Corp.	3,381,861
16,668		Lancaster Colony Corp.	926,241
47,469	[2]	Ralcorp Holdings, Inc.	2,905,103
36,952		Ruddick Corp.	1,245,282
143,468	[2]	Smithfield Foods, Inc.	2,856,448
21,180		Tootsie Roll Industries, Inc.	585,839
20,557		Universal Corp.	778,905
		TOTAL	34,213,195
		Energy – 6.1%
140,413		Arch Coal, Inc.	4,809,145
48,475	[2]	Atwood Oceanics, Inc.	1,959,359
40,109	[2]	Bill Barrett Corp.	1,643,667
73,196		Cimarex Energy Co.	7,621,899
40,898	[2]	Comstock Resources, Inc.	1,132,875
29,624	[2]	Dril-Quip, Inc.	2,284,603
54,640	[2,3]	Exterran Holdings, Inc.	1,355,618
97,985	[2]	Forest Oil Corp.	3,801,818
2

Principal Amount or Shares			Value
91,369	[2]	Frontier Oil Corp.	1,900,475
91,145	[2]	Helix Energy Solutions Group, Inc.	1,130,198
46,766	[2]	Oceaneering International, Inc.	3,611,738
23,140	[3]	Overseas Shipholding Group, Inc.	769,174
69,209	[2,3]	Patriot Coal Corp.	1,811,199
133,196		Patterson-UTI Energy, Inc.	3,108,795
121,073	[2]	Plains Exploration & Production Co.	4,285,984
151,858	[2]	Pride International, Inc.	4,935,385
101,566	[2]	Quicksilver Resources, Inc.	1,524,506
54,492		SM Energy Co.	3,387,223
107,598		Southern Union Co.	2,875,019
68,114	[2]	Superior Energy Services, Inc.	2,392,164
44,421		Tidewater, Inc.	2,642,605
34,356	[2]	Unit Corp.	1,759,027
		TOTAL	60,742,476
		Financials – 19.1%
145,515		AMB Property Corp.	4,882,028
44,568	[2]	Affiliated Managers Group	4,538,359
47,824		Alexandria Real Estate Equities, Inc.	3,684,361
67,981		American Financial Group, Inc.	2,211,422
168,564		Apollo Investment Corp.	1,988,212
66,093		Aspen Insurance Holdings Ltd.	1,986,095
149,560		Associated Banc Corp.	2,090,849
71,063		Astoria Financial Corp.	1,011,937
55,390		BRE Properties, Inc., Class A	2,473,163
63,498		Bancorpsouth, Inc.	993,109
41,671		Bank of Hawaii Corp.	1,953,120
102,800		Berkley, W. R. Corp.	2,904,100
101,087		Brown & Brown	2,502,914
59,351		Camden Property Trust	3,289,826
67,871		Cathay Bancorp, Inc.	1,174,847
40,087		City National Corp.	2,316,628
67,017		Commerce Bancshares, Inc.	2,756,409
57,812		Corporate Office Properties Trust	2,113,029
89,996		Cousins Properties, Inc.	766,766
52,663		Cullen Frost Bankers, Inc.	3,042,868
217,888		Duke Realty Corp.	2,985,066
127,908		East West Bancorp, Inc.	2,776,883
102,257		Eaton Vance Corp.	3,098,387
39,858		Equity One, Inc.	743,352
27,077		Essex Property Trust, Inc.	3,140,932
47,284		Everest Re Group Ltd.	3,985,096
53,167		Federal Realty Investment Trust	4,276,222
196,155		Fidelity National Financial, Inc., Class A	2,638,285
180,706	[3]	First Niagara Financial Group, Inc.	2,508,199
94,030		FirstMerit Corp.	1,722,630
171,942		Fulton Financial Corp.	1,774,441
91,611		Gallagher (Arthur J.) & Co.	2,719,014
21,802		Greenhill & Co., Inc.	1,513,495
3

Principal Amount or Shares			Value
99,642		HCC Insurance Holdings, Inc.	3,017,160
38,986		Hanover Insurance Group, Inc.	1,844,038
61,411		Highwoods Properties, Inc.	2,012,438
106,682		Hospitality Properties Trust	2,653,181
45,681		International Bancshares Corp.	866,569
106,918		Jefferies Group, Inc.	2,674,019
36,857		Jones Lang LaSalle, Inc.	3,267,004
98,699		Liberty Property Trust	3,431,764
112,439		Macerich Co. (The)	5,471,282
68,732		Mack-Cali Realty Corp.	2,406,995
30,786		Mercury General Corp.	1,306,866
109,104		Nationwide Health Properties, Inc.	4,096,855
376,439		New York Community Bancorp, Inc.	6,896,362
90,816		Newalliance Bancshares, Inc.	1,357,699
219,648		Old Republic International Corp.	2,686,295
85,118		Omega Healthcare Investors	1,896,429
27,119		PacWest Bancorp	535,058
34,578		Potlatch Corp.	1,284,573
40,329		Prosperity Bancshares, Inc.	1,631,308
74,036		Protective Life Corp.	2,041,173
86,378		Raymond James Financial, Inc.	3,128,611
69,624		Rayonier, Inc.	4,122,437
101,194		Realty Income Corp.	3,537,742
70,751	[3]	Regency Centers Corp.	3,050,076
63,281		Reinsurance Group of America	3,642,454
126,068		SEI Investments Co.	2,918,474
67,632		SL Green Realty Corp.	4,920,904
36,292	[2]	SVB Financial Group	1,904,241
120,972		Senior Housing Properties Trust	2,712,192
39,767		StanCorp Financial Group, Inc.	1,774,006
678,527	[3]	Synovus Financial Corp.	1,791,311
109,721		TCF Financial Corp.	1,639,232
47,225		Taubman Centers, Inc.	2,472,229
54,654		Transatlantic Holdings, Inc.	2,811,948
49,143		Trustmark Corp.	1,178,941
157,401		UDR, Inc.	3,695,775
43,200		Unitrin, Inc.	1,162,512
139,388		Valley National Bancorp	1,885,926
73,794		Waddell & Reed Financial, Inc., Class A	2,665,439
97,247		Washington Federal, Inc.	1,681,401
63,294		Webster Financial Corp. Waterbury	1,448,167
104,065		Weingarten Realty Investors	2,551,674
25,160		WestAmerica Bancorp.	1,258,000
		TOTAL	191,892,804
		Health Care – 10.9%
161,181	[2]	Allscripts Healthcare Solutions, Inc.	3,402,531
59,843		Beckman Coulter, Inc.	4,309,295
16,818	[2]	Bio-Rad Laboratories, Inc., Class A	1,831,144
49,884	[2,3]	Charles River Laboratories International, Inc.	1,913,051
4

Principal Amount or Shares			Value
79,722	[2]	Community Health Systems, Inc.	2,799,837
56,045	[2,3]	Covance, Inc.	3,159,817
98,669	[2]	Edwards Lifesciences Corp.	8,316,810
99,892	[2]	Endo Pharmaceuticals Holdings, Inc.	3,318,412
41,662	[2]	Gen-Probe, Inc.	2,620,123
216,592	[2]	Health Management Association, Class A	1,970,987
82,529	[2]	Health Net, Inc.	2,354,552
79,740	[2]	Henry Schein, Inc.	5,235,728
54,493		Hill-Rom Holdings, Inc.	2,205,332
224,592	[2]	Hologic, Inc.	4,473,873
49,695	[2,3]	IDEXX Laboratories, Inc.	3,563,132
60,506	[2]	Immucor, Inc.	1,196,204
34,271	[2]	Kindred Healthcare, Inc.	641,210
54,103	[2]	Kinetic Concepts, Inc.	2,495,771
45,287	[2]	LifePoint Hospitals, Inc.	1,594,102
84,362		Lincare Holdings, Inc.	2,281,992
41,213	[2]	MEDNAX Inc.	2,726,240
50,915	[2]	Masimo Corp.	1,526,177
52,397		Medicis Pharmaceutical Corp., Class A	1,332,456
28,304	[2]	Mettler-Toledo International, Inc.	4,222,674
100,151	[3]	Omnicare, Inc.	2,595,914
54,738		Owens & Minor, Inc.	1,616,413
71,736		Perrigo Co.	5,218,077
102,717		Pharmaceutical Product Development, Inc.	2,993,173
130,657	[2,3]	ResMed, Inc.	4,114,389
51,117		Steris Corp.	1,779,894
32,049		Techne Corp.	2,209,779
34,556		Teleflex, Inc.	1,980,750
50,534	[2]	Thoratec Laboratories Corp.	1,192,097
43,286	[2]	United Therapeutics Corp.	2,942,582
84,056		Universal Health Services, Inc., Class B	3,538,758
74,476	[2,3]	VCA Antech, Inc.	1,706,990
175,593	[2]	Vertex Pharmaceuticals, Inc.	6,828,812
36,766	[2]	Wellcare Health Plans, Inc.	1,099,303
		TOTAL	109,308,381
		Industrials – 15.6%
80,409	[2]	AGCO Corp.	4,076,736
138,310		AMETEK, Inc.	5,640,282
37,210		Acuity Brands, Inc.	2,053,992
102,440	[2]	Aecom Technology Corp.	2,998,419
117,105	[2]	AirTran Holdings, Inc.	865,406
31,823	[2]	Alaska Air Group, Inc.	1,885,195
35,668		Alexander and Baldwin, Inc.	1,431,000
28,780	[2]	Alliant Techsystems, Inc.	2,180,373
88,373	[2]	BE Aerospace, Inc.	3,419,151
40,102		Brinks Co. (The)	1,082,754
70,009		Bucyrus International, Inc.	6,354,017
52,706		Carlisle Cos., Inc.	1,987,543
19,816	[2]	Clean Harbors, Inc.	1,784,233
5

Principal Amount or Shares			Value
47,330		Con-way, Inc.	1,610,167
51,453	[2]	Copart, Inc.	2,019,530
29,648		Corporate Executive Board Co.	1,152,121
95,282	[2]	Corrections Corp. of America	2,363,946
39,905		Crane Co.	1,772,181
44,344		Deluxe Corp.	1,084,211
66,110		Donaldson Co., Inc.	3,874,046
40,175	[2]	FTI Consulting, Inc.	1,465,182
40,016		GATX Corp.	1,330,532
45,353		Gardner Denver, Inc.	3,271,765
51,748		Graco, Inc.	2,198,255
29,493		Granite Construction, Inc.	762,099
38,858		HNI Corp.	1,178,952
69,577		Harsco Corp.	2,245,250
51,872		Hubbell, Inc., Class B	3,176,641
76,703		Hunt (J.B.) Transportation Services, Inc.	3,144,823
70,765		IDEX Corp.	2,806,540
174,283	[2,3]	Jet Blue Airways Corp.	1,045,698
89,248		Joy Global, Inc.	7,780,641
130,476		KBR, Inc.	4,188,280
88,674	[2]	Kansas City Southern Industries, Inc.	4,431,927
70,946		Kennametal, Inc.	2,880,408
46,257	[2]	Kirby Corp.	2,162,052
40,010	[2]	Korn/Ferry International	936,234
42,412		Landstar System, Inc.	1,757,129
38,709		Lennox International, Inc.	1,902,160
36,523		Lincoln Electric Holdings	2,473,338
38,512		MSC Industrial Direct Co.	2,288,768
70,489		Manpower, Inc.	4,551,475
49,343		Miller Herman, Inc.	1,190,647
26,690		Mine Safety Appliances Co.	832,194
42,814	[2]	Navigant Consulting, Inc.	436,275
29,346		Nordson Corp.	2,708,929
78,399	[2]	OshKosh Truck Corp.	2,972,106
85,289		Pentair, Inc.	3,084,903
33,359		Regal Beloit Corp.	2,226,380
54,688		Rollins, Inc.	1,038,525
43,385		SPX Corp.	3,400,516
73,425	[2]	Shaw Group, Inc.	2,773,262
94,112	[2]	Terex Corp.	3,052,052
44,784	[2]	Thomas & Betts Corp.	2,301,450
69,645		Timken Co.	3,274,708
39,146		Towers Watson & Company	2,134,631
68,925		Trinity Industries, Inc.	1,922,318
71,595	[2]	URS Corp.	3,182,398
52,319	[2,3]	United Rentals, Inc.	1,394,301
18,447		Valmont Industries, Inc.	1,714,464
41,434		Wabtec Corp.	2,245,723
99,502	[2]	Waste Connections, Inc.	2,882,573
6

Principal Amount or Shares			Value
24,081		Watsco, Inc.	1,510,360
38,294		Werner Enterprises, Inc.	943,947
51,226		Woodward Governor Co.	1,727,597
		TOTAL	156,563,711
		Information Technology – 15.9%
28,745	[2]	ACI Worldwide, Inc.	761,455
92,250	[2]	AOL Inc.	2,169,720
69,327	[2]	Acxiom Corp.	1,194,504
54,525		Adtran, Inc.	2,242,613
27,622	[2]	Advent Software, Inc.	816,506
44,936	[2,3]	Alliance Data Systems Corp.	3,178,773
78,639	[2]	Ansys, Inc.	4,124,616
99,970	[2]	Arrow Electronics, Inc.	3,778,866
396,043	[2]	Atmel Corp.	5,362,422
131,322	[2]	Avnet, Inc.	4,677,690
108,048		Broadridge Financial Solutions	2,473,219
80,869	[2,3]	CIENA Corp.	1,781,544
230,932	[2,3]	Cadence Design Systems, Inc.	2,004,490
39,403	[2]	Concur Technologies, Inc.	2,010,735
105,014	[2]	Convergys Corp.	1,495,399
90,002	[2]	CoreLogic, Inc.	1,804,540
93,728	[2,3]	Cree, Inc.	4,732,327
30,854		DST Systems, Inc.	1,467,416
56,763		Diebold, Inc.	1,740,354
34,311	[2]	Digital River, Inc.	1,089,031
39,748	[2,3]	Equinix, Inc.	3,514,518
40,067	[3]	FactSet Research Systems	4,038,754
34,498		Fair Isaac & Co., Inc.	875,559
107,033	[2]	Fairchild Semiconductor International, Inc., Class A	1,905,187
90,096		First American Financial Corp.	1,397,389
63,132	[2]	Gartner Group, Inc., Class A	2,236,135
68,856		Global Payments, Inc.	3,252,757
73,997		Henry Jack & Associates, Inc.	2,187,351
81,098	[2]	Informatica Corp.	3,762,947
135,509	[2]	Ingram Micro, Inc., Class A	2,674,948
131,280	[2]	Integrated Device Technology, Inc.	837,566
59,849	[2]	International Rectifier Corp.	1,916,964
107,472		Intersil Holding Corp.	1,624,977
34,920	[2]	Itron, Inc.	2,026,058
106,275	[2]	Lam Research Corp.	5,302,060
78,878		Lender Processing Services	2,503,588
69,637	[2]	MICROS Systems Corp.	3,185,196
102,645	[2]	MSCI, Inc., Class A	3,513,538
19,495	[2]	ManTech International Corp., Class A	783,797
94,789	[2]	Mentor Graphics Corp.	1,207,138
137,671	[2]	NCR Corp.	2,257,804
50,691		National Instruments Corp.	2,144,736
63,878	[2]	NeuStar, Inc., Class A	1,713,847
101,852	[2]	Parametric Technology Corp.	2,264,170
7

Principal Amount or Shares			Value
41,168		Plantronics, Inc.	1,457,347
73,801	[2]	Polycom, Inc.	3,236,174
91,124	[2]	Qlogic Corp.	1,622,918
51,899	[2]	Quest Software, Inc.	1,340,032
237,526	[2]	RF Micro Devices, Inc.	1,596,175
83,923	[2,3]	Rackspace Hosting, Inc.	2,812,260
127,034	[2]	Riverbed Technology, Inc.	4,556,710
90,884	[2]	Rovi Corp.	5,612,996
37,022	[2]	SRA International, Inc.	987,747
53,901	[2]	Semtech Corp.	1,176,928
37,764	[2,3]	Silicon Laboratories, Inc.	1,679,743
158,393	[2]	Skyworks Solutions, Inc.	5,032,146
60,708		Solera Holdings, Inc.	3,176,850
128,386	[2]	Synopsys, Inc.	3,483,112
40,295	[2]	Tech Data Corp.	1,890,238
144,298	[2]	Tibco Software, Inc.	3,171,670
103,776	[2]	Trimble Navigation Ltd.	4,781,998
69,619	[2]	ValueClick, Inc.	975,362
142,533	[2,3]	Vishay Intertechnology, Inc.	2,351,795
48,855	[2]	Zebra Technologies Corp., Class A	1,900,460
		TOTAL	158,875,865
		Materials – 6.7%
79,134		Albemarle Corp.	4,444,165
57,966		Aptargroup, Inc.	2,785,846
68,143		Ashland, Inc.	3,956,383
56,510		Cabot Corp.	2,444,058
38,003		Carpenter Technology Corp.	1,563,823
98,834		Commercial Metals Corp.	1,652,504
28,280		Compass Minerals International, Inc.	2,598,084
42,680		Cytec Industries, Inc.	2,327,767
26,898		Greif, Inc., Class A	1,695,919
38,298	[2]	Intrepid Potash, Inc.	1,384,090
114,049	[2,3]	Louisiana-Pacific Corp.	1,145,052
56,720		Lubrizol Corp.	6,095,131
39,346		Martin Marietta Materials	3,285,391
16,001		Minerals Technologies, Inc.	1,008,383
8,530		Newmarket Corp.	1,082,116
68,754		Olin Corp.	1,338,640
88,628		Packaging Corp. of America	2,503,741
111,397		RPM International, Inc.	2,610,032
64,474		Reliance Steel & Aluminum Co.	3,371,345
33,637	[3]	Rock-Tenn Co.	2,245,270
39,713		Scotts Miracle-Gro Co., Class A	2,051,971
42,949		Sensient Technologies Corp.	1,456,401
43,408		Silgan Holdings, Inc.	1,620,421
88,928		Sonoco Products Co.	3,161,390
187,574		Steel Dynamics, Inc.	3,413,847
93,175		Temple-Inland, Inc.	2,235,268
85,100		Valspar Corp.	3,180,187
8

Principal Amount or Shares			Value
47,461		Worthington Industries, Inc.	901,759
		TOTAL	67,558,984
		Telecommunication Services – 0.5%
130,759	[2]	TW Telecom, Inc.	2,242,517
60,459		Telephone and Data System, Inc.	2,161,409
18,805		Telephone and Data System, Inc., Special Common Shares	579,570
		TOTAL	4,983,496
		Utilities – 5.8%
67,445		AGL Resources, Inc.	2,475,232
95,800		Alliant Energy Corp.	3,559,928
118,863		Aqua America, Inc.	2,748,113
78,144		Atmos Energy Corp.	2,547,494
33,924		Black Hills Corp.	1,051,983
52,507		Cleco Corp.	1,641,369
102,791		DPL, Inc.	2,691,068
89,453	[2]	Dynegy, Inc.	562,659
62,126		Energen Corp.	3,472,843
117,230		Great Plains Energy, Inc.	2,307,086
81,374		Hawaiian Electric Industries, Inc.	2,026,213
42,449		Idacorp, Inc.	1,586,319
162,688		MDU Resources Group, Inc.	3,453,866
89,519		NSTAR	3,883,334
203,239		NV Energy, Inc.	2,920,545
71,028		National Fuel Gas Co.	4,854,054
84,238		OGE Energy Corp.	3,865,682
74,914		PNM Resources, Inc.	976,129
150,929		Questar Corp.	2,630,693
95,465		UGI Corp.	2,992,828
70,568		Vectren Corp.	1,869,346
44,139		WGL Holdings, Inc.	1,591,652
96,266	[3]	Westar Energy, Inc.	2,454,783
		TOTAL	58,163,219
		TOTAL COMMON STOCKS (IDENTIFIED COST $787,971,219)	977,526,893
		MUTUAL FUND – 2.4%
24,094,020	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	24,094,020
		Repurchase Agreement – 6.9%
$69,200,000		Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321 (purchased with proceeds from securities lending collateral). (AT COST)	69,200,000
		TOTAL INVESTMENTS — 106.8% (IDENTIFIED COST $881,265,239)[6]	1,070,820,913
		OTHER ASSETS AND LIABILITIES - NET — (6.8)%[7]	(67,878,547)
		TOTAL NET ASSETS — 100%	$1,002,942,366

9

At January 31, 2011, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 E-Mini Index Long Futures	285	$26,308,350	March 2011	$619,406

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $26,308,350 at January 31, 2011, which represents 2.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 102.2%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$67,225,430	$69,200,000
4	Affiliated company.
5	7-Day net yield.
6	At January 31, 2011, the cost of investments for federal tax purposes was $881,727,156. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $189,093,757. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $256,094,584 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,000,827.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

10

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$967,333,029	$ —	$ —	$967,333,029
International	10,193,864	—	—	10,193,864
Mutual Fund	24,094,020	—	—	24,094,020
Repurchase Agreement	—	69,200,000	—	69,200,000
TOTAL SECURITIES	$1,001,620,913	$69,200,000	$ —	$1,070,820,913
OTHER FINANCIAL INSTRUMENTS*	$619,406	$ —	$ —	$619,406
*	Other financial instruments include futures contracts.
11

Federated Max-Cap Index Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 96.0%;1
		Consumer Discretionary – 9.8%
$3,618		Abercrombie & Fitch Co., Class A	182,383
14,713	[2]	Amazon.com, Inc.	2,495,913
5,192	[2]	Apollo Group, Inc., Class A	214,274
2,621	[2]	AutoNation, Inc.	75,249
1,081	[2]	AutoZone, Inc.	274,066
11,435	[2]	Bed Bath & Beyond, Inc.	548,880
24,999		Best Buy Co., Inc.	849,966
3,337	[2]	Big Lots, Inc.	106,083
12,669		Block (H&R), Inc.	158,616
46,695		CBS Corp. (New), Class B	925,962
9,590		Cablevision Systems Corp., Class A	324,622
8,951	[2]	CarMax, Inc.	292,250
17,340		Carnival Corp.	775,271
13,535		Coach, Inc.	732,108
128,247		Comcast Corp., Class A	2,917,619
10,945		Comcast Corp., Special Class A	234,661
11,557		D. R. Horton, Inc.	143,191
33,563	[2]	DIRECTV Group, Inc., Class A	1,422,736
8,817		Darden Restaurants, Inc.	415,369
2,567		DeVRY, Inc.	133,766
11,377	[2]	Discovery Communications, Inc., Class A	443,703
2,999	[2]	Discovery Communications, Inc., Class C	101,846
8,430		Expedia, Inc.	212,099
6,074		Family Dollar Stores, Inc.	258,024
175,829	[2]	Ford Motor Co.	2,804,473
8,910		Fortune Brands, Inc.	549,569
6,196	[2]	GameStop Corp.	130,550
11,757		Gannett Co., Inc.	173,298
21,291		Gap (The), Inc.	410,278
7,203		Genuine Parts Co.	372,755
10,089	[2]	Goodyear Tire & Rubber Co.	119,857
19,324		Harley-Davidson, Inc.	766,197
6,594	[2]	Harman International Industries, Inc.	285,652
8,306		Hasbro, Inc.	366,212
82,008		Home Depot, Inc.	3,015,434
12,234		International Game Technology	210,058
20,047	[2]	Interpublic Group Cos., Inc.	214,302
3,733	[2]	J. Crew Group, Inc.	162,087
27,150		Johnson Controls, Inc.	1,042,289
13,171	[2]	Kohl's Corp.	668,823
9,514		Leggett and Platt, Inc.	214,350
6,551		Lennar Corp., Class A	126,827
20,370		Limited Brands, Inc.	595,619
68,323		Lowe's Cos., Inc.	1,694,410
20,808		Macy's, Inc.	481,705
12,515		Marriott International, Inc., Class A	494,217
14,879		Mattel, Inc.	352,335

Shares			Value
$44,919		McDonald's Corp.	3,309,183
13,501		McGraw-Hill Cos., Inc.	526,269
1,732	[2]	NetFlix, Inc.	370,787
11,513		Newell Rubbermaid, Inc.	221,625
113,050		News Corp., Inc.	1,698,011
3,504		News Corp., Inc., Class B	58,096
19,591		Nike, Inc., Class B	1,615,866
11,572		Nordstrom, Inc.	476,535
5,573	[2]	O'Reilly Automotive, Inc.	316,714
12,131		Omnicom Group, Inc.	544,439
10,403		Penney (J.C.) Co., Inc.	333,624
2,573		Polo Ralph Lauren Corp., Class A	275,774
1,987	[2]	Priceline.com, Inc.	851,469
14,161	[2]	Pulte Group, Inc.	111,730
4,136		RadioShack Corp.	62,660
11,432		Ross Stores, Inc.	745,366
3,660		Scripps Networks Interactive	170,190
1,812	[2]	Sears Holdings Corp.	136,570
6,705		Stanley Black & Decker, Inc.	487,319
32,621		Staples, Inc.	727,775
36,582		Starbucks Corp.	1,153,431
9,342		Starwood Hotels & Resorts Worldwide, Inc.	550,898
27,507		TJX Cos., Inc.	1,303,557
35,747		Target Corp.	1,960,008
5,340		Tiffany & Co.	310,414
14,822		Time Warner Cable, Inc.	1,005,376
67,605		Time Warner, Inc.	2,126,177
5,257	[2]	Urban Outfitters, Inc.	177,792
3,453		V.F. Corp.	285,632
40,839		Viacom, Inc., Class B	1,696,860
91,072		Walt Disney Co.	3,539,969
305		Washington Post Co., Class B	130,647
3,117		Whirlpool Corp.	266,504
7,206		Wyndham Worldwide Corp.	202,705
5,609		Wynn Resorts Ltd.	652,495
20,066		Yum! Brands, Inc.	938,286
		TOTAL	58,830,707
		Consumer Staples – 9.9%
5,928		Alberto-Culver Co.	220,818
84,079		Altria Group, Inc.	1,976,697
25,744		Archer-Daniels-Midland Co.	841,056
17,217		Avon Products, Inc.	487,413
4,126		Brown-Forman Corp., Class B	273,760
64,802		CVS Caremark Corp.	2,216,228
7,630		Campbell Soup Co.	260,488
7,309		Clorox Co.	459,663
14,447	[2]	Coca-Cola Enterprises, Inc.	363,487
19,865		Colgate-Palmolive Co.	1,525,036
24,973		ConAgra Foods, Inc.	557,647
23,181	[2]	Constellation Brands, Inc., Class A	445,539
26,875		Costco Wholesale Corp.	1,930,700

Shares			Value
$6,991	[2]	Dean Foods Co.	70,959
5,462		Del Monte Foods Co.	103,560
12,223		Dr. Pepper Snapple Group, Inc.	433,061
10,180		Estee Lauder Cos., Inc., Class A	819,490
30,751		General Mills, Inc.	1,069,520
15,881		H.J. Heinz Co.	754,348
6,163		Hershey Foods Corp.	287,750
12,337		Hormel Foods Corp.	609,448
10,652		Kellogg Co.	535,796
17,273		Kimberly-Clark Corp.	1,118,081
85,725		Kraft Foods, Inc., Class A	2,620,613
52,117		Kroger Co.	1,115,304
6,976		Lorillard, Inc.	524,874
5,256		McCormick & Co., Inc.	232,315
15,419		Mead Johnson Nutrition Co.	893,839
6,322		Molson Coors Brewing Co., Class B	296,312
78,836		PepsiCo, Inc.	5,069,943
89,608		Philip Morris International, Inc.	5,129,162
136,461		Procter & Gamble Co.	8,614,783
13,748		Reynolds American, Inc.	437,324
8,738		SUPERVALU, Inc.	63,700
30,343		Safeway, Inc.	627,797
41,994		Sara Lee Corp.	712,638
4,769		Smucker (J.M.) Co.	296,441
25,719		Sysco Corp.	749,452
112,831		The Coca-Cola Co.	7,091,428
24,283		Tyson Foods, Inc., Class A	399,455
87,198		Wal-Mart Stores, Inc.	4,889,192
44,668		Walgreen Co.	1,806,374
6,174		Whole Foods Market, Inc.	319,258
		TOTAL	59,250,749
		Energy – 12.3%
19,960		Anadarko Petroleum Corp.	1,538,517
21,122		Apache Corp.	2,521,122
20,298		Baker Hughes, Inc.	1,390,616
11,248		CONSOL Energy, Inc.	559,026
4,203		Cabot Oil & Gas Corp., Class A	174,971
9,714	[2]	Cameron International Corp.	517,756
30,372		Chesapeake Energy Corp.	896,885
101,602		Chevron Corp.	9,645,078
78,614		ConocoPhillips	5,617,757
15,931	[2]	Denbury Resources, Inc.	324,196
20,439		Devon Energy Corp.	1,812,735
3,150		Diamond Offshore Drilling, Inc.	225,887
450		Ensco PLC, ADR	24,453
13,127		EOG Resources, Inc.	1,396,582
5,925		EQT Corp.	285,526
8,091		EXCO Resources, Inc.	162,467
32,597		El Paso Corp.	517,640
251,732		Exxon Mobil Corp.	20,309,738
5,310	[2]	FMC Technologies, Inc.	499,140

Shares			Value
$41,766		Halliburton Co.	1,879,470
6,573		Helmerich & Payne, Inc.	386,032
13,783		Hess Corp.	1,159,426
33,452		Marathon Oil Corp.	1,528,756
5,099		Massey Energy Co.	320,523
8,338		Murphy Oil Corp.	552,809
12,071	[2]	Nabors Industries Ltd.	294,532
23,458		National-Oilwell, Inc.	1,733,546
5,373	[2]	Newfield Exploration Co.	393,142
10,295		Noble Corp.	393,784
8,060		Noble Energy, Inc.	734,266
40,456		Occidental Petroleum Corp.	3,911,286
13,907		Peabody Energy Corp.	881,982
9,737		Pioneer Natural Resources, Inc.	926,573
7	[2]	Precision Drilling Corp.	74
710	[2]	Pride International, Inc.	23,075
11,611		QEP Resources, Inc.	471,871
6,382		Range Resources Corp.	318,270
6,219	[2]	Rowan Cos., Inc.	213,187
60,986		Schlumberger Ltd.	5,427,144
13,923	[2]	Southwestern Energy Co.	549,959
31,652		Spectra Energy Corp.	830,232
5,951		Sunoco, Inc.	252,620
6,623	[2]	Tesoro Petroleum Corp.	127,493
39,237		Valero Energy Corp.	995,050
25,972		Williams Cos., Inc.	700,984
		TOTAL	73,426,178
		Financials – 15.5%
13,406		AON Corp.	613,190
16,625		Ace Ltd.	1,023,934
29,973		Aflac, Inc.	1,725,845
26,071		Allstate Corp.	811,851
60,704		American Express Co.	2,633,340
6,866	[2]	American International Group, Inc.	277,043
12,105		Ameriprise Financial, Inc.	746,273
5,871		Apartment Investment & Management Co., Class A	150,063
5,225		Assurant, Inc.	204,977
3,638		Avalonbay Communities, Inc.	421,753
30,307		BB&T Corp.	837,685
492,497		Bank of America Corp.	6,761,984
51,653		Bank of New York Mellon Corp.	1,613,123
83,579	[2]	Berkshire Hathaway, Inc.	6,832,583
6,094		Boston Properties, Inc.	575,091
11,474	[2]	CB Richard Ellis Services, Inc.	254,608
3,093		CME Group, Inc.	954,376
28,843		Capital One Financial Corp.	1,389,079
39,932		Charles Schwab Corp.	720,773
15,653		Chubb Corp.	906,778
8,175		Cincinnati Financial Corp.	261,927
1,476,333	[2]	Citigroup, Inc.	7,115,925
7,026		Comerica, Inc.	268,393

Shares			Value
$26,700		Discover Financial Services	549,753
7,493	[2]	E*Trade Group, Inc.	124,084
12,855		Equity Residential Properties Trust	696,612
3,562		Federated Investors, Inc.	96,459
43,742		Fifth Third Bancorp	650,444
10,794	[2]	First Horizon National Corp.	122,296
11,008		Franklin Resources, Inc.	1,328,115
12,740	[2]	General Growth Properties, Inc.	188,679
20,060	[2]	Genworth Financial, Inc., Class A	272,214
27,159		Goldman Sachs Group, Inc.	4,443,756
15,872		HCP, Inc.	588,692
21,818		Hartford Financial Services Group, Inc.	606,104
8,233		Health Care REIT, Inc.	404,076
30,507		Host Marriott Corp.	564,685
1,752	[2]	Howard Hughes Corp.	88,091
20,917		Hudson City Bancorp, Inc.	229,669
41,435		Huntington Bancshares, Inc.	299,989
2,964	[2]	InterContinentalExchange, Inc.	357,132
34,297		Invesco Ltd.	848,508
189,308		JPMorgan Chase & Co.	8,507,502
9,067		Janus Capital Group, Inc.	117,055
42,608		KeyCorp	379,211
28,851		Kimco Realty Corp.	521,915
7,601		Legg Mason, Inc.	251,821
7,798		Leucadia National Corp.	253,591
17,303		Lincoln National Corp.	499,019
12,757		Loews Corp.	510,918
5,799		M&T Bank Corp.	501,440
25,953		Marsh & McLennan Cos., Inc.	723,570
25,685		Marshall & Ilsley Corp.	179,538
42,683		MetLife, Inc.	1,953,601
8,377		Moody's Corp.	246,032
60,901		Morgan Stanley	1,790,489
5,809	[2]	NASDAQ Stock Market, Inc.	142,204
19,224		NYSE Euronext	611,515
9,724		Northern Trust Corp.	505,454
25,682		PNC Financial Services Group	1,540,920
18,027		People's United Financial, Inc.	232,729
6,423		Plum Creek Timber Co., Inc.	268,931
14,074		Principal Financial Group	461,205
32,421		Progressive Corp., OH	642,260
22,834		Prologis	340,683
23,739		Prudential Financial, Inc.	1,460,186
6,825		Public Storage, Inc.	743,788
50,344		Regions Financial Corp.	357,442
19,350	[2]	SLM Corp.	278,833
11,790		Simon Property Group, Inc.	1,196,095
20,212		State Street Corp.	944,305
32,597		SunTrust Banks, Inc.	991,927
18,826		T. Rowe Price Group, Inc.	1,241,010
26,081		The Travelers Cos., Inc.	1,467,317

Shares			Value
$3,302		Torchmark Corp.	205,715
91,319		U.S. Bancorp	2,465,613
15,607		Unum Group	389,239
6,254		Ventas, Inc.	346,847
7,020		Vornado Realty Trust	618,392
267,157		Wells Fargo & Co.	8,661,230
21,545		Weyerhaeuser Co.	499,413
13,460		XL Group PLC	308,503
7,023		Zions Bancorp	165,602
		TOTAL	93,083,012
		Health Care – 10.4%
76,836		Abbott Laboratories	3,469,914
26,013		Aetna, Inc.	856,868
13,968	[2]	Agilent Technologies, Inc.	584,281
1,566		Alcon, Inc.	255,039
14,385		Allergan, Inc.	1,015,725
25,486		AmerisourceBergen Corp.	913,928
54,472	[2]	Amgen, Inc.	3,000,318
4,282		Bard (C.R.), Inc.	404,007
29,360		Baxter International, Inc.	1,423,666
9,760		Becton, Dickinson & Co.	809,592
17,496	[2]	Biogen Idec, Inc.	1,145,463
61,342	[2]	Boston Scientific Corp.	428,167
88,245		Bristol-Myers Squibb Co.	2,222,009
13,438		CIGNA Corp.	564,665
14,453		Cardinal Health, Inc.	599,944
10,048	[2]	CareFusion Corp.	258,535
18,949	[2]	Celgene Corp.	976,442
8,465	[2]	Cephalon, Inc.	500,112
2,844	[2]	Cerner Corp.	281,129
7,287	[2]	Coventry Health Care, Inc.	218,391
3,860	[2]	DaVita, Inc.	285,061
5,600		Dentsply International, Inc.	198,688
1,280	[2]	Dionex Corp.	151,014
40,851		Eli Lilly & Co.	1,420,389
24,918	[2]	Express Scripts, Inc., Class A	1,403,631
27,445	[2]	Forest Laboratories, Inc., Class A	885,376
14,063	[2]	Genzyme Corp.	1,031,521
32,712	[2]	Gilead Sciences, Inc.	1,255,487
14,483	[2]	Hospira, Inc.	799,896
8,334	[2]	Humana, Inc.	483,122
1,597	[2]	Intuitive Surgical, Inc.	515,687
135,552		Johnson & Johnson	8,101,943
4,123	[2]	Laboratory Corp. of America Holdings	370,699
8,011	[2]	Life Technologies Corp.	434,917
13,257		McKesson HBOC, Inc.	996,529
25,986	[2]	Medco Health Solutions, Inc.	1,585,666
57,064		Medtronic, Inc.	2,186,693
136,846		Merck & Co., Inc.	4,539,182
18,747	[2]	Mylan Laboratories, Inc.	434,181
3,679		Patterson Cos., Inc.	121,628

Shares			Value
$4,802		PerkinElmer, Inc.	122,835
346,418		Pfizer, Inc.	6,311,736
5,637		Quest Diagnostics, Inc.	321,027
15,992	[2]	St. Jude Medical, Inc.	647,676
14,351		Stryker Corp.	826,044
19,996	[2]	Tenet Healthcare Corp.	132,973
20,603	[2]	Thermo Fisher Scientific, Inc.	1,179,934
63,778		UnitedHealth Group, Inc.	2,618,087
6,555	[2]	Varian Medical Systems, Inc.	442,921
3,635	[2]	Waters Corp.	277,678
12,177	[2]	Watson Pharmaceuticals, Inc.	663,890
19,243	[2]	Wellpoint, Inc.	1,195,375
7,952	[2]	Zimmer Holdings, Inc.	470,440
		TOTAL	62,340,121
		Industrials – 10.7%
34,775		3M Co.	3,057,418
4,474		Avery Dennison Corp.	188,311
8,487	[2]	Babcock & Wilcox Co.	248,245
29,539		Boeing Co.	2,052,370
1,595		Bucyrus International, Inc.	144,762
6,663		C.H. Robinson Worldwide, Inc.	513,651
15,065		CSX Corp.	1,063,589
35,049		Caterpillar, Inc.	3,400,104
6,306		Cintas Corp.	176,946
9,665		Cummins, Inc.	1,023,330
27,789		Danaher Corp.	1,279,961
17,064		Deere & Co.	1,551,118
26,906		Donnelley (R.R.) & Sons Co.	476,774
9,180		Dover Corp.	588,438
2,051		Dun & Bradstreet Corp.	174,232
6,927		Eaton Corp.	747,839
36,798		Emerson Electric Co.	2,166,666
5,087		Equifax, Inc.	181,708
9,176		Expeditors International Washington, Inc.	464,948
5,903		Fastenal Co.	342,728
12,667		FedEx Corp.	1,144,083
2,214		Flowserve Corp.	276,728
13,763		Fluor Corp.	952,262
16,092		General Dynamics Corp.	1,213,337
522,344		General Electric Co.	10,520,008
5,092		Goodrich (B.F.) Co.	461,437
2,528		Grainger (W.W.), Inc.	332,356
34,637		Honeywell International, Inc.	1,940,018
10,148		ITT Corp.	597,920
24,991		Illinois Tool Works, Inc.	1,336,769
16,002		Ingersoll-Rand PLC	755,294
8,241		Iron Mountain, Inc.	200,998
5,183	[2]	Jacobs Engineering Group, Inc.	266,251
5,769		L-3 Communications Holdings, Inc.	451,424
15,720		Lockheed Martin Corp.	1,251,312
19,691		Masco Corp.	262,284

Shares			Value
$14,630		Norfolk Southern Corp.	895,210
16,747		Northrop Grumman Corp.	1,160,567
21,284		PACCAR, Inc.	1,202,333
4,545		Pall Corp.	251,838
6,497		Parker-Hannifin Corp.	580,897
8,375		Pitney Bowes, Inc.	203,345
6,043		Precision Castparts Corp.	864,089
8,821	[2]	Quanta Services, Inc.	209,322
21,953		Raytheon Co.	1,097,431
12,789		Republic Services, Inc.	394,413
6,006		Robert Half International, Inc.	188,348
12,125		Rockwell Automation, Inc.	982,246
10,268		Rockwell Collins	658,590
3,781		Roper Industries, Inc.	293,746
2,131		Ryder System, Inc.	102,459
2,386		Snap-On, Inc.	135,119
64,689		Southwest Airlines Co.	766,565
3,409	[2]	Stericycle, Inc.	267,572
24,943		Textron Inc.	655,752
19,706		Tyco International Ltd.	883,420
23,292		Union Pacific Corp.	2,204,122
49,207		United Parcel Service, Inc.	3,524,205
45,930		United Technologies Corp.	3,734,109
19,159		Waste Management, Inc.	725,551
		TOTAL	63,786,868
		Information Technology – 18.1%
20,484	[2]	Adobe Systems, Inc.	676,996
23,087	[2]	Advanced Micro Devices, Inc.	180,771
9,933	[2]	Akamai Technologies, Inc.	479,963
12,589		Altera Corp.	472,969
6,979		Amphenol Corp., Class A	386,218
12,580		Analog Devices, Inc.	488,481
44,981	[2]	Apple, Inc.	15,262,953
63,956		Applied Materials, Inc.	1,003,470
11,079	[2]	Autodesk, Inc.	450,694
19,867		Automatic Data Processing, Inc.	951,629
7,123	[2]	BMC Software, Inc.	339,767
22,236		Broadcom Corp.	1,002,621
15,970		CA, Inc.	380,086
274,197	[2,3]	Cisco Systems, Inc.	5,799,267
9,211	[2]	Citrix Systems, Inc.	581,951
19,719	[2]	Cognizant Technology Solutions Corp.	1,438,501
9,186		Computer Sciences Corp.	489,522
9,020	[2]	Compuware Corp.	96,694
62,918		Corning, Inc.	1,397,409
67,612	[2]	Dell, Inc.	889,774
103,738	[2]	EMC Corp.	2,582,039
66,787	[2]	eBay, Inc.	2,027,653
13,563	[2]	Electronic Arts, Inc.	211,447
6,444	[2]	FLIR Systems, Inc.	200,022
3,257	[2]	F5 Networks, Inc.	352,994

Shares			Value
$10,582		Fidelity National Information Services, Inc.	322,010
6,515		First American Financial Corp.	101,048
2,151	[2]	First Solar, Inc.	332,502
6,058	[2]	Fiserv, Inc.	374,203
12,212	[2]	Google Inc.	7,331,596
7,372		Harris Corp.	343,093
113,886		Hewlett-Packard Co.	5,203,451
61,004		IBM Corp.	9,882,648
278,200		Intel Corp.	5,970,172
20,658	[2]	Intuit, Inc.	969,480
9,170	[2]	JDS Uniphase Corp.	155,615
23,453		Jabil Circuit, Inc.	473,985
25,566	[2]	Juniper Networks, Inc.	949,010
8,020		KLA-Tencor Corp.	353,522
49	[2]	L-1 Identity Solutions, Inc.	585
25,392	[2]	LSI Logic Corp.	157,176
3,634	[2]	Lexmark International Group, Class A	126,609
8,992		Linear Technology Corp.	312,832
8,563	[2]	MEMC Electronic Materials, Inc.	94,964
3,900		Mastercard, Inc.	922,389
8,320	[2]	McAfee, Inc.	398,528
7,414		Microchip Technology, Inc.	270,389
34,138	[2]	Micron Technology, Inc.	359,814
366,409		Microsoft Corp.	10,158,689
5,245		Molex, Inc.	137,157
5,355	[2]	Monster Worldwide, Inc.	89,161
19,506		Motorola Mobility Holdings, Inc.	543,632
15,969	[2]	Motorola, Inc.	619,118
25,299	[2]	NVIDIA Corp.	605,152
10,570		National Semiconductor Corp.	160,241
22,952	[2]	NetApp, Inc.	1,256,163
14,479	[2]	Novell, Inc.	87,164
3,434	[2]	Novellus Systems, Inc.	123,864
192,447		Oracle Corp.	6,164,077
14,257		Paychex, Inc.	456,224
79,015		Qualcomm, Inc.	4,277,082
7,633	[2]	Red Hat, Inc.	315,396
11,992	[2]	SAIC, Inc.	198,707
4,762	[2]	Salesforce.com, Inc.	614,965
11,479	[2]	Sandisk Corp.	520,802
56,764	[2]	Symantec Corp.	999,614
14,706		Tellabs, Inc.	77,942
8,110	[2]	Teradata Corp.	348,649
7,471	[2]	Teradyne, Inc.	124,616
3,136	[2]	Terremark Worldwide, Inc.	59,396
58,118		Texas Instruments, Inc.	1,970,781
8,423		Total System Services, Inc.	146,644
7,083	[2]	Verisign, Inc.	238,343
19,657		Visa, Inc., Class A	1,373,041
9,756	[2]	Western Digital Corp.	331,899
26,454		Western Union Co.	536,487

Shares			Value
$93,697		Xerox Corp.	995,062
11,908		Xilinx, Inc.	383,438
52,512	[2]	Yahoo, Inc.	846,493
		TOTAL	108,309,511
		Materials – 3.4%
4,228		AK Steel Holding Corp.	67,225
9,828		Air Products & Chemicals, Inc.	857,493
3,738		Airgas, Inc.	234,261
44,430		Alcoa, Inc.	736,205
4,056		Allegheny Technologies, Inc.	264,411
3,492		Ball Corp.	248,386
4,455		Bemis Co., Inc.	145,010
3,152		CF Industries Holdings, Inc.	425,646
6,054		Cliffs Natural Resources, Inc.	517,375
46,735		Dow Chemical Co.	1,658,158
44,703		Du Pont (E.I.) de Nemours & Co.	2,265,548
6,870		Eastman Chemical Co.	637,948
16,149		Ecolab, Inc.	802,444
2,986		FMC Corp.	227,115
23,355		Freeport-McMoran Copper & Gold, Inc.	2,539,856
3,717		International Flavors & Fragrances, Inc.	212,055
31,544		International Paper Co.	910,991
11,989		MeadWestvaco Corp.	343,245
22,246		Monsanto Co.	1,632,412
22,550		Newmont Mining Corp.	1,241,829
16,675		Nucor Corp.	765,549
6,437	[2]	Owens-Illinois, Inc.	189,827
8,137		PPG Industries, Inc.	685,786
12,935		Praxair, Inc.	1,203,472
7,897		Sealed Air Corp.	210,771
3,969		Sherwin-Williams Co.	336,293
4,825		Sigma-Aldrich Corp.	307,111
3,509	[2]	Titanium Metals Corp.	66,145
5,739		United States Steel Corp.	330,968
5,280		Vulcan Materials Co.	224,717
		TOTAL	20,288,252
		Telecommunication Services – 2.8%
290,356		AT&T, Inc.	7,990,597
21,619	[2]	American Tower Corp.	1,099,542
14,249		CenturyLink, Inc.	616,127
53,154		Frontier Communications Corp.	487,423
10,035	[2]	MetroPCS Communications, Inc.	129,753
97,262		Qwest Communications International, Inc.	693,478
119,356	[2]	Sprint Nextel Corp.	539,489
137,210		Verizon Communications, Inc.	4,887,420
34,213		Windstream Corp.	438,269
		TOTAL	16,882,098
		Utilities – 3.1%
36,956	[2]	AES Corp.	458,254
7,027		Allegheny Energy, Inc.	181,156
28,023		Ameren Corp.	795,013

Shares			Value
$19,339		American Electric Power Co., Inc.	690,016
9,957		CMS Energy Corp.	194,161
16,835		CenterPoint Energy, Inc.	271,885
11,700		Consolidated Edison Co.	583,947
7,915		Constellation Energy Group, Inc.	255,259
9,949		DTE Energy Co.	460,241
23,372		Dominion Resources, Inc.	1,017,617
53,368		Duke Energy Corp.	954,220
13,063		Edison International	473,926
9,286		Entergy Corp.	670,171
43,428		Exelon Corp.	1,846,124
12,389		FirstEnergy Corp.	484,658
13,279		Integrys Energy Group, Inc.	631,948
10,575		NICOR, Inc.	533,720
10,522	[2]	NRG Energy, Inc.	218,331
16,743		NextEra Energy, Inc.	895,081
23,986		NiSource, Inc.	446,619
7,248		Northeast Utilities Co.	238,604
5,403		ONEOK, Inc.	318,183
15,787		PG&E Corp.	730,622
19,384		PPL Corp.	499,913
9,212		Pepco Holdings, Inc.	171,067
4,419		Pinnacle West Capital Corp.	179,897
13,215		Progress Energy, Inc.	593,618
20,373		Public Service Enterprises Group, Inc.	660,696
4,589		SCANA Corp.	193,977
9,668		Sempra Energy	503,413
34,274		Southern Co.	1,289,388
32,609		TECO Energy, Inc.	600,332
4,643		Wisconsin Energy Corp.	279,926
18,702		Xcel Energy, Inc.	440,806
		TOTAL	18,762,789
		TOTAL COMMON STOCKS (IDENTIFIED COST $263,851,472)	574,960,285
		EXCHANGE-TRADED FUND – 0.1%
5,501		SPDR Trust, Series 1 (IDENTIFIED COST $695,999)	707,814
		WARRANTS – 0.1%
		Consumer Discretionary – 0.1%
30,369	[2]	Ford Motor Co., Del, Warrants, Expiration Date 1/1/2013	221,694
		Financials – 0.0%
1,402	[2]	American International Group, Inc., Warrants, Expiration Date 1/19/2021	20,357
		TOTAL WARRANTS (IDENTIFIED COST $175,685)	242,051
		MUTUAL FUND – 3.6%
21,676,273	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	21,676,273
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $286,399,429)[6]	597,586,423
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[7]	1,455,538
		TOTAL NET ASSETS — 100%	$599,041,961

At January 31, 2011, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	133	$8,527,960	March 2011	$75,567
2S&P 500 Index Long Futures	53	$16,991,800	March 2011	$708,921
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$784,488

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $25,519,760 at January 31, 2011, which represents 4.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.5%.
2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated company.
5	7-Day net yield.
6	At January 31, 2011, the cost of investments for federal tax purposes was $286,399,429. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $311,186,994. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $313,118,831 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,931,837.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Index Trust

By                      /S/ Richard A. Novak_

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 23, 2011

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011